     LORD ABBETT                                                 [GRAPHIC]

                                     2003
                                      SEMI-
                                     ANNUAL
                                      REPORT

                           LORD ABBETT
                             DEVELOPING GROWTH FUND




FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2003

(Unaudited)
--------------------------------------------------------------------------------

LORD ABBETT DEVELOPING GROWTH FUND
SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED JANUARY 31, 2003

DEAR SHAREHOLDERS: We are pleased to provide you with this six month overview of Lord Abbett Developing Growth Fund's strategies and performance for the six month period ended January 31, 2003. On this and the following pages, we discuss the factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust you place in us and look forward to serving your investment needs in the years to come.

                                             Best regards,

                                             /s/ Robert S. Dow

                                             Robert S. Dow
                                             Chairman
--------------------------------------------------------------------------------

Q. HOW DID THE FUND PERFORM OVER THE SIX MONTHS ENDED JANUARY 31, 2003?

A. The Lord Abbett Developing Growth Fund(1) returned -6.9%(2) for the six months ended January 31, 2003, underperforming its benchmark, the Russell 2000(R) Growth Index,(3) which returned -3.0% for the same period. PLEASE REFER TO PAGE 2 FOR AVERAGE ANNUAL TOTAL RETURNS.

Q. WHAT FACTORS MOST SIGNIFICANTLY AFFECTED PERFORMANCE?

A. During the period, the Fund benefited from stock selection in the healthcare sector, where many of our specialty pharmaceutical names performed well. In addition, stock selection in the energy sector supported performance, as the Fund's oil stocks appreciated. In the consumer staples sector, the Fund gained from stock selection in a producer of nutritional supplements, which benefited from a strong year-over-year rise in net income.

     Stock selection in the materials and processing was the biggest detractor from Fund performance. A producer and marketer of metal-based specialty chemicals and related materials detracted from the Fund's performance after announcing a restructuring and suspension of its quarterly dividend. The Fund also lost ground from stock selection in the technology sector, where a prolonged slump in capital spending diminished the group's top-line growth outlook and earnings estimates. Stock selection within the producer durables sector, specifically the environmental services industry, also hurt performance.

Q. WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A. After gaining strength in the fourth quarter of 2001 and the first half of 2002, the economy began to slow in June and July, and discussion of a double-dip recession began to emerge among investors. Reinforcing these economic worries were downward revisions in GDP

(Unaudited)
--------------------------------------------------------------------------------

for 2001, which revealed three mildly down quarters instead of the one originally reported. The fourth quarter began with low expectations and pessimism, as a result of the downward economic revisions experienced during an extremely negative third quarter. But, as the quarter progressed, economic data began to reveal some positive news. Statistics indicated that consumer sentiment had possibly bottomed and continued low levels of interest rates and inflation helped to sustain consumer spending and housing demand throughout the fourth quarter. This influx of encouraging trends sparked the equity markets, as major indices finally experienced sustained gains.

     In contrast, the business sector of the economy appeared to be very cautious during the fourth quarter and business sentiment lagged consumer resolve. Concerns existed that corporate earnings would not improve as rapidly as anticipated, given a slower-than-expected pace of economic growth. In addition, high oil prices and the threat of international conflict weighed on investor confidence and economic recovery. After a brief rally in the beginning of 2003, continued downward pressure characterized the equity market, as geopolitical and impending war concerns continued to cloud corporate outlooks.

Q. PLEASE DISCUSS THE FUND'S ECONOMIC OUTLOOK AND POSITIONING.

A. The past year was defined by market volatility and relentless questioning over the future of the economy. We believe, however, that the extreme emotion in the market will subside in the new year, and fundamentals will begin to drive the markets. And as fundamentals come to the forefront and the economic recovery continues to gain traction, we anticipate companies will announce more positive earnings surprises than disappointments. We believe the current small-cap risk/return profile is attractive, and by remaining focused on our disciplined investment process, we feel confident that we can offer our shareholders solid investment opportunities in the coming year.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2002 REFLECT PERFORMANCE OF CLASS A SHARES AT THE MAXIMUM SALES CHARGE OF 5.75% WITH ALL DISTRIBUTIONS REINVESTED. 1 YEAR: -33.60%; 5 YEARS: -5.33%; 10 YEARS: 7.79%.

(1) The Fund's portfolio is actively managed, and therefore, allocations are subject to change. Sectors may include many industries.

(2) Reflects performance at the Net Asset Value (NAV) of Class A shares, with all distributions reinvested, for the six months ended January 31, 2003.

(3) The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.


2
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(Unaudited)
--------------------------------------------------------------------------------

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 888-522-2388 for a Prospectus. An investor should read the Prospectus carefully before investing.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2003

                                                                           VALUE
INVESTMENTS                                        SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS 98.14%

ADVERTISING AGENCY 0.16%
Avenue A, Inc.*                                   558,000             $    1,618
                                                                      ----------
AIR TRANSPORTATION 1.39%
EGL, Inc.*+                                       453,500                  5,936
Skywest, Inc.                                     712,600                  8,202
                                                                      ----------
TOTAL                                                                     14,138
                                                                      ----------
BANKS: OUTSIDE NEW YORK CITY 2.00%
Silicon Valley Bancshares*+                       296,300                  5,111
Southwest Bancorp of Texas, Inc.*                 305,900                  9,951
Texas Regional Bancshares, Inc.                   150,890                  5,251
                                                                      ----------
TOTAL                                                                     20,313
                                                                      ----------
BIOTECHNOLOGY RESEARCH &
PRODUCTION 2.42%
Albany Molecular Research, Inc.*+                 636,400                 10,291
Cell Therapeutics, Inc.*                          870,950                  5,661
Corixa Corp.*                                   1,151,500                  6,564
Intergra Lifesciences Holdings*                     4,850                     80
Martek Biosciences Corp.*+                         42,000                  1,023
Seattle Genetics, Inc.*                           275,700                    910
                                                                      ----------
TOTAL                                                                     24,529
                                                                      ----------
BUILDING: MATERIALS 0.05%
Simpson Manufacturing Co., Inc.*                   15,280                    528
                                                                      ----------
CASINOS & GAMBLING 1.03%
Multimedia Games, Inc.*+                          175,500                  3,636
Shuffle Master, Inc.*+                            363,260                  6,833
                                                                      ----------
TOTAL                                                                     10,469
                                                                      ----------
CHEMICALS 0.10%
Cabot Microelectronics Corp.*                      22,900             $    1,005
                                                                      ----------
COMMERCIAL INFORMATION
SERVICES 0.09%
eMerge Interactive, Inc.*+#                     2,671,400                    962
                                                                      ----------
COMMUNICATIONS TECHNOLOGY 1.68%
Comtech Telecomm Corp.*#                          426,900                  4,803
Echelon Corp.*+                                   411,700                  4,117
Tibco Software, Inc.*                             768,350                  4,310
WebEx Comm, Inc.*+                                371,290                  3,757
                                                                      ----------
TOTAL                                                                     16,987
                                                                      ----------
COMPUTER SERVICES SOFTWARE &
SYSTEMS 10.01%
Acxiom Corp.*                                     521,430                  7,743
BSQUARE Corp.*                                    150,000                    200
Cognizant Tech Solutions Corp.*+                  108,100                  6,517
Datastream Systems, Inc.*                         450,040                  2,642
Documentum, Inc.*+                                450,030                  6,647
eCollege.com, Inc.*#                            1,200,200                  4,885
Internet Security Systems, Inc.*+                 297,500                  3,865
Macromedia, Inc.*                                 340,700                  4,991
Macrovision Corp.*                                347,200                  4,212
Manhattan Associates, Inc.*+                      164,690                  3,976
ManTech Int'l Corp.*                              338,600                  6,145
Mercury Computer Systems, Inc.*                   157,700                  5,064
MICROS Systems, Inc.*                             277,340                  6,085
PEC Solutions, Inc.*+                             145,700                  4,488
Riverdeep Group plc ADR*+                       3,104,940                  4,566

4                      SEE NOTES TO FINANCIAL STATEMENTS.

JANUARY 31, 2003

                                                                           VALUE
INVESTMENTS                                        SHARES                  (000)
--------------------------------------------------------------------------------
@ Road, Inc.*+                                    250,000             $    1,255
SafeNet, Inc.*+                                    46,600                  1,096
SeeBeyond Tech Corp.*+                          1,275,000                  2,926
SI Int'l, Inc.*                                   211,680                  2,369
SkillSoft plc ADR*                              2,378,530                  6,803
SRA Int'l, Inc.*                                  171,680                  4,471
Verint Systems, Inc.*+                             39,780                    741
Verity, Inc.*                                     280,200                  4,346
Watchguard Tech, Inc.*                            493,200                  4,079
Websense, Inc.*+                                   84,551                  1,328
                                                                      ----------
TOTAL                                                                    101,440
                                                                      ----------
COMPUTER TECHNOLOGY 4.44%
Advanced Digital Information Corp.*             1,438,200                  9,852
Analogic Corp.                                     89,915                  4,744
Cray, Inc.*                                       739,230                  4,812
Intergraph Corp.*                                 838,700                 14,493
Neoware Systems, Inc.*+                           205,260                  3,028
Phoenix Tech Ltd.*                                384,051                  2,232
RadiSys Corp.*                                    832,120                  5,842
                                                                      ----------
TOTAL                                                                     45,003
                                                                      ----------
CONSUMER ELECTRONICS 1.18%
Activision, Inc.*+                                174,100                  2,533
Alloy, Inc.*+                                     987,880                  5,009
DoubleClick, Inc.*                                160,600                  1,013
Take-Two Interactive Software, Inc.*+             162,500                  3,443
                                                                      ----------
TOTAL                                                                     11,998
                                                                      ----------
CONSUMER PRODUCTS 1.56%
Matthews Int'l Corp.                              691,000                 15,782
                                                                      ----------
COSMETICS 0.12%
Nu Skin Enterprises, Inc.                          97,570                  1,196
                                                                      ----------
DIVERSIFIED MANUFACTURING 1.44%
Armor Holdings, Inc.*+                          1,106,300             $   14,570
                                                                      ----------
DRUGS & PHARMACEUTICALS 10.57%
Alpharma, Inc.                                    354,000                  5,852
Bradley Pharm, Inc.*+                             236,900                  2,665
D&K Healthcare Resources+                         267,700                  2,682
DOV Pharm, Inc.*+                                 421,500                  2,761
Endo Pharm Holdings., Inc.*                     1,291,320                 11,996
First Horizon Pharm Corp.*                        340,410                  2,754
ILEX Oncology, Inc.*                              357,800                  2,633
K-V Pharm Co. Class A*                            483,600                  8,850
Ligand Pharm, Inc.*+                              634,100                  2,955
Medicines Co.*+                                   200,000                  3,284
Medicis Pharm Corp.*                              434,400                 22,437
Noven Pharm, Inc.*                                744,430                  5,769
Priority Healthcare Corp.*                        143,800                  3,345
QLT, Inc.*+                                       368,800                  2,980
SangStat Medical Corp.*+                          817,600                  8,756
SICOR, Inc.*                                    1,073,650                 15,997
SuperGen, Inc.*+                                  500,000                  1,460
                                                                      ----------
TOTAL                                                                    107,176
                                                                      ----------
EDUCATION SERVICES 4.29%
Career Education Corp.*                           181,700                  8,522
Corinthian Colleges, Inc.*                        225,000                  8,201
Education Management Corp.*+                      228,400                  8,329
ITT Educational Services, Inc.*                   384,700                 10,764
Sylvan Learning Systems, Inc.*                    478,100                  7,650
                                                                      ----------
TOTAL                                                                     43,466
                                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.                      5

JANUARY 31, 2003

                                                                           VALUE
INVESTMENTS                                        SHARES                  (000)
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT &
COMPONENTS 0.11%
Cable Design Tech Corp.*                          200,000             $    1,126
                                                                      ----------
ELECTRONICS 0.68%
Drexler Tech Corp.*+                              202,600                  2,983
Flir Systems, Inc.*                                84,000                  3,920
                                                                      ----------
TOTAL                                                                      6,903
                                                                      ----------
ELECTRONICS: MEDICAL SYSTEMS 0.37%
Zoll Medical Corp.*                                93,100                  3,718
                                                                      ----------
ELECTRONICS: SEMI-CONDUCTORS /
COMPONENTS 1.99%
Cree, Inc.*+                                       63,600                  1,142
Integrated Circuit Systems, Inc.*                 169,600                  3,562
Microsemi Corp.*                                  428,580                  3,407
Monolithic System Tech, Inc.*+                    330,000                  2,762
Oak Technology, Inc.*                             957,600                  3,112
Planar Systems, Inc.*                             285,200                  4,540
Silicon Storage Tech, Inc.*                       600,000                  1,698
                                                                      ----------
TOTAL                                                                     20,223
                                                                      ----------
ELECTRONICS: TECHNOLOGY 1.17%
Coherent, Inc.*                                   300,000                  5,928
DRS Tech, Inc.*                                   133,300                  3,499
Sypris Solutions, Inc.                            220,000                  2,416
                                                                      ----------
TOTAL                                                                     11,843
                                                                      ----------
ENERGY MISCELLANEOUS 0.09%
Fuelcell Energy, Inc.*+                           150,000                    869
                                                                      ----------
ENGINEERING & CONTRACTING SERVICES 0.18%
The Keith Cos., Inc.*+                            166,000                  1,864
                                                                      ----------
FINANCIAL DATA PROCESSING SERVICES &
SYSTEMS 1.79%
Kronos, Inc.*                                     142,700             $    5,317
NDC Health Corp.+                                 438,000                  9,522
PRG - Schultz Int'l, Inc.*+                       397,100                  3,284
                                                                      ----------
TOTAL                                                                     18,123
                                                                      ----------
FINANCIAL INFORMATION SERVICES 0.78%
S1 Corp.*                                       1,604,840                  7,944
                                                                      ----------
FOODS 0.47%
NBTY, Inc.*                                       264,400                  4,815
                                                                      ----------
HEALTHCARE FACILITIES 3.81%
Lifepoint Hospitals
Holdings, Inc.*+                                  256,500                  6,592
Pharm Product Development, Inc.*                  736,300                 21,979
Renal Care Group, Inc.*                           320,000                  9,248
Res-Care, Inc.*                                   273,000                    819
                                                                      ----------
TOTAL                                                                     38,638
                                                                      ----------
HEALTHCARE MANAGEMENT
SERVICES 2.83%
Advance PCS*                                      199,450                  5,796
Amerigroup Corp.*+                                175,150                  4,887
Centene Corp.*+                                   284,280                  8,017
Hooper Holmes, Inc.                             1,859,160                 10,039
                                                                      ----------
TOTAL                                                                     28,739
                                                                      ----------
HEALTH & PERSONAL CARE 0.97%
Healthcare Service Group, Inc.*+#                 749,950                  9,802
                                                                      ----------
HOMEBUILDING 3.23%
Dominion Homes, Inc.*                             136,400                  1,910
M.D.C. Holdings, Inc.+                            376,964                 14,890
Standard Pacific Corp.                            629,500                 15,895
                                                                      ----------
TOTAL                                                                     32,695
                                                                      ----------

6                      SEE NOTES TO FINANCIAL STATEMENTS.

JANUARY 31, 2003

                                                                           VALUE
INVESTMENTS                                        SHARES                  (000)
--------------------------------------------------------------------------------
HOUSEHOLD FURNISHINGS 0.58%
La-Z-Boy, Inc.                                    291,700             $    5,916
                                                                      ----------
JEWELRY WATCHES & GEMSTONES 0.25%
Fossil, Inc.*                                     137,700                  2,547
                                                                      ----------
LEISURE TIME 0.50%
Action Performance Cos., Inc.+                    288,420                  5,082
                                                                      ----------
MACHINERY: OIL WELL EQUIPMENT &
SERVICES 0.68%
Cal Dive Int'l, Inc.*+                            321,900                  6,860
                                                                      ----------
MACHINERY: SPECIALTY 0.24%
Semitool, Inc.*                                   504,560                  2,477
                                                                      ----------
MEDICAL & DENTAL INSTRUMENTS &
SUPPLIES 5.55%
Bio-Rad Laboratories, Inc.*+                      199,750                  7,071
Diagnostic Products Corp.                         316,000                 11,069
Endologix, Inc.*                                  434,800                    500
Molecular Devices Corp.*+                         454,900                  7,665
Novoste Corp.*+#                                  875,000                  6,834
Orthofix Int'l N.V.*                              357,630                 10,439
SonoSite, Inc.*                                   333,900                  3,857
The Cooper Cos., Inc.+                            344,200                  8,815
                                                                      ----------
TOTAL                                                                     56,250
                                                                      ----------
MEDICAL SERVICES 1.76%
Coventry Healthcare, Inc.*                        295,200                  8,192
Hanger Orthopedic Group, Inc.*+                   201,800                  2,815
Parexel Int'l Corp.*                              516,100                  6,843
                                                                      ----------
TOTAL                                                                     17,850
                                                                      ----------
METALS & MINERALS
MISCELLANEOUS 0.53%
North Amer Palladium Ltd.*+                       759,000             $    2,467
Stillwater Mining Co.*                            667,400                  2,856
                                                                      ----------
TOTAL                                                                      5,323
                                                                      ----------
OIL: CRUDE PRODUCERS 2.86%
EXCO Resources, Inc.*+#                           623,700                 10,728
Patina Oil & Gas Corp.                            212,275                  6,846
Remington Oil & Gas Corp.*                        375,900                  6,879
Spinnaker Exploration Co.*                        227,100                  4,512
                                                                      ----------
TOTAL                                                                     28,965
                                                                      ----------
POLLUTION CONTROL AND ENVIRONMENTAL
SERVICES 0.27%
Fuel-Tech N.V.*                                   303,200                  1,258
Ionics, Inc.*+                                     65,600                  1,485
                                                                      ----------
TOTAL                                                                      2,743
                                                                      ----------
PRODUCTION TECHNOLOGY
EQUIPMENT 0.89%
Dionex Corp.*+                                    107,500                  3,353
Kulicke & Soffa Industries, Inc.*+                232,900                  1,227
Varian Semi Equip Assoc, Inc.*                    171,100                  4,438
                                                                      ----------
TOTAL                                                                      9,018
                                                                      ----------
PUBLISHING: MISCELLANEOUS 0.56%
Information Holdings, Inc.*                       356,600                  5,723
                                                                      ----------
RESTAURANTS 1.26%
Champps Entertainment, Inc.*+                     110,500                    924
Jack in the Box, Inc.*                            447,500                  7,205
Red Robin Gourmet Burgers*+                       310,500                  4,658
                                                                      ----------
TOTAL                                                                     12,787
                                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.                      7

JANUARY 31, 2003

                                                                           VALUE
INVESTMENTS                                        SHARES                  (000)
--------------------------------------------------------------------------------
RETAIL 9.46%
Aeropostale, Inc.*+                               427,900             $    5,199
Christopher & Bank Corp.*                         452,810                  8,422
Claire's Stores, Inc.                             228,100                  5,342
Cost Plus, Inc.*                                  264,245                  6,236
Electronics Boutique Hldgs Corp.*+                285,200                  3,936
GameStop Corp.*+                                  369,800                  3,143
Group 1 Automotive, Inc.*+                        332,100                  8,256
Hot Topic, Inc.*+                                 330,889                  7,842
Linens `N Things*                                 198,200                  4,620
MSC Industrial Direct Co., Inc.*                  488,230                  8,642
Pacific Sunwear of California, Inc.*+             989,124                 18,002
Pier 1 Imports, Inc.                              476,900                  8,083
Too, Inc.*                                        202,300                  3,368
United Natural Foods, Inc.*+                      226,900                  4,760
                                                                      ----------
TOTAL                                                                     95,851
                                                                      ----------
SAVINGS & LOAN 0.30%
W Holding Company, Inc.                           178,310                  3,042
                                                                      ----------
SECURITIES BROKERAGE &
SERVICES 0.63%
NCO Group, Inc.*+                                 444,300                  6,353
                                                                      ----------
SERVICES: COMMERCIAL 5.61%
Aegis Comm Group, Inc.*#                        3,014,900                    181
Corporate Executive Board Co.*                    456,743                 14,155
First Consulting Group, Inc.*                     638,800                  3,571
FTI Consulting, Inc.*+                            172,300                  7,090
G & K Services, Inc.                              238,580                  7,804
Iron Mountain*+                                    53,015                  1,681
Labor Ready, Inc.*+                               376,700             $    2,418
Metro One Telecomm, Inc.*+                        775,000                  4,092
Overture Services, Inc.*                          114,900                  2,669
Pegasus Solutions, Inc.*                          397,165                  3,860
Raindance Comm, Inc.*                             602,700                  1,597
Steiner Leisure Ltd.*                             399,450                  4,686
TeleTech Holdings, Inc.*                          525,400                  3,068
                                                                      ----------
TOTAL                                                                     56,872
                                                                      ----------
SHOES 2.06%
Kenneth Cole Prod, Inc.*+                         158,790                  3,855
Timberland Co.*                                   550,000                 17,023
                                                                      ----------
TOTAL                                                                     20,878
                                                                      ----------
TELECOMMUNICATIONS
EQUIPMENT 0.62%
CellStar Corp.*+                                  516,200                  2,684
Plantronics, Inc.*+                               250,000                  3,558
                                                                      ----------
TOTAL                                                                      6,242
                                                                      ----------
TEXTILES APPAREL MANUFACTURERS 2.53%
Cutter & Buck, Inc.*                              285,980                  1,118
Quiksilver, Inc.*                                 753,270                 19,849
Tarrant Apparel Group, Inc.*+                     273,040                  1,106
Tropical Sportswear Int'l. Corp.*#                762,600                  3,546
                                                                      ----------
TOTAL                                                                     25,619
                                                                      ----------
Total Common Stocks
(Cost $1,194,946,250)                                                    994,880
                                                                      ==========
CONVERTIBLE PREFERRED SECURITIES 1.08%

OIL: CRUDE PRODUCERS 1.08%
EXCO Resources, Inc.
Conv. Pfd. 5.000% 5/23/2020#
(Cost$13,097,700)                                 623,700                 10,993
                                                                      ==========

8                      SEE NOTES TO FINANCIAL STATEMENTS.

JANUARY 31, 2003

                                                PRINCIPAL
                                                   AMOUNT                  VALUE
INVESTMENTS                                         (000)                  (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 1.38%

REPURCHASE AGREEMENT 1.38%
Repurchase Agreement
dated 1/31/2003 1.250%
due 2/3/2003 with State
Street Bank & Trust Co.
collateralized by
$14,260,000 of Federal
National Mortgage
Association 1.580% due
1/13/2004 value
$14,295,650; proceeds
$14,012,767
(Cost $14,011,307)                                $14,011             $   14,011
                                                                      ==========
Total Investments
100.60% (Cost $1,222,055,257)                                         $1,019,884
                                                                      ==========

     *   Non-income producing security.

     +   Security (or a portion of security) on loan.

     # Affiliated issuer (holdings represent 5% or more of the outstanding voting shares.) Affiliated issuers have a total cost of $85,094,917 and total value of $52,732,076. See Note 10.

     ADR-American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.                      9

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JANUARY 31, 2003

ASSETS:
   Investments in securities, at value (cost $1,222,055,257)      $1,019,883,621
   Cash collateral for securities loaned                             155,580,049
   Cash                                                                  596,312
   Receivables:
     Interest and dividends                                               41,408
     Investment securities sold                                       26,145,653
     Capital shares sold                                                 338,855
   Prepaid expenses and other assets                                     192,952
---------------------------------------------------------------------------------
   TOTAL ASSETS                                                    1,202,778,850
---------------------------------------------------------------------------------
LIABILITIES:
   Securities lending cash collateral                                155,580,049
   Payables:
     Investment securities purchased                                  28,877,639
     Capital shares reacquired                                         1,405,052
     Management fee                                                      531,326
     12b-1 distribution fees                                             665,025
     Directors' fees                                                     460,533
     To affiliate                                                        112,856
   Accrued expenses                                                    1,349,862
---------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                 188,982,342
=================================================================================
NET ASSETS                                                        $1,013,796,508
=================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                   $1,442,114,532
Accumulated net investment loss                                       (6,544,846)
Accumulated net realized loss on investments                        (219,601,542)
Net unrealized depreciation on investments                          (202,171,636)
---------------------------------------------------------------------------------
NET ASSETS                                                        $1,013,796,508
=================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                    $  565,130,319
Class B Shares                                                    $  118,187,923
Class C Shares                                                    $   77,375,952
Class P Shares                                                    $   71,019,848
Class Y Shares                                                    $  182,082,466
OUTSTANDING SHARES BY CLASS:
Class A Shares                                                        54,645,081
Class B Shares                                                        11,925,756
Class C Shares                                                         7,778,330
Class P Shares                                                         6,911,324
Class Y Shares                                                        17,284,986
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                            $10.34
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                           $10.97
Class B Shares-Net asset value                                             $9.91
Class C Shares-Net asset value                                             $9.95
Class P Shares-Net asset value                                            $10.28
Class Y Shares-Net asset value                                            $10.53
=================================================================================

10                     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JANUARY 31, 2003

INVESTMENT INCOME:
Interest                                                           $     164,829
Dividends                                                                918,422
Foreign withholding tax                                                     (720)
Securities lending                                                     1,192,960
---------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                2,275,491
---------------------------------------------------------------------------------
EXPENSES:
Management fee                                                         3,020,278
12b-1 distribution plan-Class A                                        1,049,720
12b-1 distribution plan-Class B                                          660,014
12b-1 distribution plan-Class C                                          442,059
12b-1 distribution plan-Class P                                          182,092
Subsidy                                                                  111,786
Shareholder servicing                                                  1,835,788
Reports to shareholders                                                  127,944
Registration                                                              58,413
Fund accounting                                                           26,968
Fund administration                                                       40,066
Custody                                                                   38,798
Professional                                                              47,171
Directors' fees                                                           26,287
Pricing                                                                    9,832
Securities lending                                                       596,480
Other                                                                     28,142
---------------------------------------------------------------------------------
Gross expenses                                                         8,301,838
   Expense reductions                                                    (12,099)
---------------------------------------------------------------------------------
NET EXPENSES                                                           8,289,739
---------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                   (6,014,248)
---------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss on investments                                    (128,096,191)
Net change in unrealized appreciation/depreciation on investments     52,837,469
=================================================================================
Net realized and unrealized loss                                     (75,258,722)
=================================================================================
Net Decrease in Net Assets Resulting From Operations               $ (81,272,970)
=================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.                     11

STATEMENTS OF CHANGES IN NET ASSETS

                                                      SIX MONTHS ENDED
                                                      JANUARY 31, 2003         YEAR ENDED
DECREASE IN NET ASSETS                                     (UNAUDITED)      JULY 31, 2002
OPERATIONS:
Net investment loss                                    $   (6,014,248)    $  (15,978,097)
Net realized loss on investments                         (128,096,191)       (83,614,492)
Net change in unrealized
   appreciation/depreciation on investments                52,837,469       (331,563,005)
-----------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations      (81,272,970)      (431,155,594)
=========================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                         103,245,883        387,250,702
Cost of shares reacquired                                (258,901,121)      (604,937,757)
-----------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM CAPITAL SHARE TRANSACTIONS                       (155,655,238)      (217,687,055)
=========================================================================================
NET DECREASE IN NET ASSETS                               (236,928,208)      (648,842,649)
=========================================================================================
NET ASSETS:
Beginning of period                                     1,250,724,716      1,899,567,365
-----------------------------------------------------------------------------------------
END OF PERIOD                                          $1,013,796,508     $1,250,724,716
=========================================================================================
ACCUMULATED NET INVESTMENT LOSS                        $   (6,544,846)    $     (530,598)
=========================================================================================

12                     See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                               SIX MONTHS
                                  ENDED                    2/1/2001                 YEAR ENDED 1/31
                               1/31/2003    YEAR ENDED       TO       -------------------------------------------
                              (UNAUDITED)    7/31/2002    7/31/2001*    2001        2000        1999       1998
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)

NET ASSET VALUE,
  BEGINNING OF PERIOD             $11.11      $14.76       $17.10      $19.55      $16.25      $14.27     $12.80
                                  ======      ======       ======      ======      ======      ======     ======
Investment operations

  Net investment loss               (.05)(a)    (.13)(a)     (.07)(a)    (.12)(a)    (.11)(a)    (.07)(a)   (.10)(a)

  Net realized and
     unrealized gain (loss)         (.72)      (3.52)       (2.27)      (1.61)       4.10        2.10       3.16
                                  ------      ------       ------      ------      ------      ------     ------
     Total from investment
       operations                   (.77)      (3.65)       (2.34)      (1.73)       3.99        2.03       3.06
                                  ------      ------       ------      ------      ------      ------     ------
Distributions to shareholders
  from net realized gain               -           -            -        (.72)       (.69)       (.05)     (1.59)
                                  ------      ------       ------      ------      ------      ------     ------
NET ASSET VALUE, END OF PERIOD    $10.34      $11.11       $14.76      $17.10      $19.55      $16.25     $14.27
                                  ======      ======       ======      ======      ======      ======     ======
Total Return(b)                    (6.93)%(c) (24.73)%     (13.68)%(c)  (9.37)%     25.33%      14.24%     24.38%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense
     reductions                      .69%(c)    1.24%         .61%(c)    1.11%       1.20%        .98%      1.06%

  Expenses, excluding expense
     reductions                      .69%(c)    1.24%         .61%(c)    1.11%       1.20%        .98%      1.06%

  Net investment loss               (.49)%(c)   (.91)%       (.46)%(c)   (.66)%      (.64)%      (.46)%     (.72)%

                               SIX MONTHS
                                  ENDED                    2/1/2001                 YEAR ENDED 1/31
                               1/31/2003    YEAR ENDED       TO       --------------------------------------------
SUPPLEMENTAL DATA:            (UNAUDITED)    7/31/2002    7/31/2001*    2001        2000        1999       1998
------------------------------------------------------------------------------------------------------------------
  Net assets, end of
     period (000)               $565,130     $718,944    $1,070,737  $1,309,513  $1,742,136   $884,246    $456,716

  Portfolio turnover rate          25.89%       47.37%        22.14%      37.86%      50.13%     30.89%      33.60%
------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.                     13

                               SIX MONTHS
                                  ENDED                    2/1/2001                 YEAR ENDED 1/31
                               1/31/2003    YEAR ENDED       TO       -------------------------------------------
                              (UNAUDITED)    7/31/2002    7/31/2001*    2001        2000        1999       1998
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)

NET ASSET VALUE,
  BEGINNING OF PERIOD             $10.69      $14.27       $16.58      $19.09      $15.98      $14.12     $12.75
                                  ======      ======       ======      ======      ======      ======     ======
Investment operations

  Net investment loss               (.09)(a)    (.20)(a)     (.11)(a)    (.23)(a)    (.21)(a)    (.17)(a)   (.20)(a)

  Net realized and
     unrealized gain (loss)         (.69)      (3.38)       (2.20)      (1.56)       4.01        2.06       3.14
                                  ------      ------       ------      ------      ------      ------     ------
     Total from investment
     operations                     (.78)      (3.58)       (2.31)      (1.79)       3.80        1.89       2.94
                                  ------      ------       ------      ------      ------      ------     ------
Distributions to shareholders
  from net realized gain               -           -            -        (.72)       (.69)       (.03)     (1.57)
                                  ------      ------       ------      ------      ------      ------     ------
NET ASSET VALUE, END OF PERIOD    $ 9.91      $10.69       $14.27      $16.58      $19.09      $15.98     $14.12
                                  ======      ======       ======      ======      ======      ======     ======
Total Return(b)                    (7.30)%(c) (25.09)%     (13.93)%(c)  (9.92)%     24.55%      13.37%     23.48%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including
     expense reductions             1.03%(c)    1.85%         .91%(c)    1.75%       1.79%       1.72%      1.76%

  Expenses, excluding
     expense reductions             1.03%(c)    1.85%         .91%(c)    1.75%       1.79%       1.72%      1.76%

  Net investment loss               (.83)%(c)  (1.50)%       (.76)%(c)  (1.31)%     (1.24)%     (1.19)%    (1.39)%

                               SIX MONTHS
                                  ENDED                    2/1/2001                 YEAR ENDED 1/31
                               1/31/2003    YEAR ENDED       TO       --------------------------------------------
SUPPLEMENTAL DATA:            (UNAUDITED)    7/31/2002    7/31/2001*    2001        2000        1999       1998
------------------------------------------------------------------------------------------------------------------
  Net assets, end of
     period (000)               $118,188     $140,608    $228,279    $289,393    $363,168    $197,028    $62,097

  Portfolio turnover rate          25.89%       47.37%      22.14%      37.86%      50.13%      30.89%     33.60%
------------------------------------------------------------------------------------------------------------------

14                     SEE NOTES TO FINANCIAL STATEMENTS.

                               SIX MONTHS
                                  ENDED                    2/1/2001                 YEAR ENDED 1/31
                               1/31/2003    YEAR ENDED        TO      -------------------------------------------
                              (UNAUDITED)    7/31/2002    7/31/2001*    2001        2000        1999       1998
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)

NET ASSET VALUE,
  BEGINNING OF PERIOD             $10.73      $14.28       $16.60      $19.11      $16.00      $14.13     $12.75
                                  ======      ======       ======      ======      ======      ======     ======
Investment operations

  Net investment loss               (.09)(a)    (.16)(a)     (.11)(a)    (.23)(a)    (.21)(a)    (.17)(a)   (.19)(a)

  Net realized and
     unrealized gain (loss)         (.69)      (3.39)       (2.21)      (1.56)       4.01        2.07       3.14
                                  ------      ------       ------      ------      ------      ------     ------
     Total from investment
       operations                   (.78)      (3.55)       (2.32)      (1.79)       3.80        1.90       2.95
                                  ------      ------       ------      ------      ------      ------     ------
Distributions to shareholders
  from net realized gain               -           -            -        (.72)       (.69)       (.03)     (1.57)
                                  ------      ------       ------      ------      ------      ------     ------
NET ASSET VALUE, END OF PERIOD    $ 9.95      $10.73       $14.28      $16.60      $19.11      $16.00     $14.13
                                  ======      ======       ======      ======      ======      ======     ======
Total Return(b)                    (7.27)%(c) (24.86)%     (13.98)%(c)  (9.86)%     24.45%      13.43%     23.55%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including
     expense reductions             1.03%(c)    1.57%         .91%(c)    1.75%       1.79%       1.72%      1.71%

  Expenses, excluding
     expense reductions             1.03%(c)    1.57%         .91%(c)    1.75%       1.79%       1.72%      1.71%

  Net investment loss               (.83)%(c)  (1.22)%       (.76)%(c)  (1.31)%     (1.24)%     (1.20)%    (1.34)%

                               SIX MONTHS
                                  ENDED                    2/1/2001                 YEAR ENDED 1/31
                               1/31/2003    YEAR ENDED        TO      --------------------------------------------
SUPPLEMENTAL DATA:            (UNAUDITED)    7/31/2002    7/31/2001*    2001        2000        1999       1998
------------------------------------------------------------------------------------------------------------------
  Net assets, end of
     period (000)                $77,376     $95,423     $168,691    $225,189    $302,528   $131,828     $33,622

  Portfolio turnover rate          25.89%      47.37%       22.14%      37.86%      50.13%     30.89%      33.60%
------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.                     15

                               SIX MONTHS
                                  ENDED                    2/1/2001           YEAR ENDED 1/31          1/5/1998(d)
                               1/31/2003    YEAR ENDED        TO      --------------------------------      TO
                              (UNAUDITED)    7/31/2002    7/31/2001*    2001        2000        1999    1/31/1998
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)

NET ASSET VALUE,
  BEGINNING OF PERIOD             $11.05      $14.67       $17.00      $19.46      $16.19      $14.26    $14.38
                                  ======      ======       ======      ======      ======      ======    ======
Investment operations

  Net investment loss               (.06)(a)    (.13)(a)     (.07)(a)    (.14)(a)    (.12)(a)    (.10)(a)  (.01)(a)

  Net realized and
     unrealized gain (loss)         (.71)      (3.49)       (2.26)      (1.60)       4.08        2.08      (.11)
                                  ------      ------       ------      ------      ------      ------    ------
     Total from investment
       operations                   (.77)      (3.62)       (2.33)      (1.74)       3.96        1.98      (.12)
                                  ------      ------       ------      ------      ------      ------    ------
Distributions to shareholders
  from net realized gain               -           -           -         (.72)       (.69)       (.05)        -
                                  ------      ------       ------      ------      ------      ------    ------
NET ASSET VALUE, END OF PERIOD    $10.28      $11.05       $14.67      $17.00      $19.46      $16.19    $14.26
                                  ======      ======       ======      ======      ======      ======    ======
Total Return(b)                    (6.97)%(c) (24.68)%     (13.71)%(c)  (9.47)%     25.24%      13.89%     (.83)%(c)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including
     expense reductions              .76%(c)    1.30%         .63%(c)    1.20%       1.25%       1.17%      .08%(c)

  Expenses, excluding
     expense reductions              .76%(c)    1.30%         .63%(c)    1.20%       1.25%       1.17%      .08%(c)

  Net investment loss               (.56)%(c)   (.96)%       (.49)%(c)   (.76)%      (.70)%      (.70)%    (.05)%(c)

                               SIX MONTHS
                                  ENDED                    2/1/2001           YEAR ENDED 1/31          1/5/1998(d)
                               1/31/2003    YEAR ENDED        TO      --------------------------------      TO
SUPPLEMENTAL DATA:            (UNAUDITED)    7/31/2002    7/31/2001*    2001        2000        1999    1/31/1998
------------------------------------------------------------------------------------------------------------------
  Net assets, end of
     period (000)                $71,020     $82,576     $121,444    $155,975    $155,611     $55,649      $648

  Portfolio turnover rate          25.89%      47.37%       22.14%      37.86%      50.13%      30.89%    33.60%
------------------------------------------------------------------------------------------------------------------

16                     SEE NOTES TO FINANCIAL STATEMENTS.

                               SIX MONTHS
                                  ENDED                   2/1/2001            YEAR ENDED 1/31          12/30/1997(d)
                               1/31/2003    YEAR ENDED       TO       --------------------------------      TO
                              (UNAUDITED)    7/31/2002    7/31/2001*    2001        2000        1999     1/31/1998
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)

NET ASSET VALUE,
  BEGINNING OF PERIOD             $11.30      $14.94       $17.28      $19.70      $16.30      $14.27    $14.12
                                  ======      ======       ======      ======      ======      ======    ======
Investment operations

  Net investment loss               (.04)(a)    (.07)(a)     (.04)(a)    (.06)(a)    (.05)(a)    (.03)(a)     -(a)(e)

  Net realized and
     unrealized gain (loss)         (.73)      (3.57)       (2.30)      (1.64)       4.14        2.11       .15
                                  ------      ------       ------      ------      ------      ------    ------
     Total from investment
       operations                   (.77)      (3.64)       (2.34)      (1.70)       4.09        2.08       .15
                                  ------      ------       ------      ------      ------      ------    ------
Distributions to shareholders
  from net realized gain               -           -            -        (.72)       (.69)       (.05)        -
                                  ------      ------       ------      ------      ------      ------    ------
NET ASSET VALUE, END OF PERIOD    $10.53      $11.30       $14.94      $17.28      $19.70      $16.30    $14.27
                                  ======      ======       ======      ======      ======      ======    ======
Total Return(b)                    (6.81)%(c) (24.36)%     (13.54)%(c)  (9.13)%     25.88%      14.59%     1.06%(c)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including
     expense reductions              .53%(c)     .85%         .41%(c)     .75%        .81%        .72%      .06%(c)

  Expenses, excluding
     expense reductions              .53%(c)     .85%         .41%(c)     .75%        .81%        .72%      .06%(c)

  Net investment loss               (.33)%(c)   (.51)%       (.26)%(c)   (.31)%      (.26)%      (.22)%    (.02)%(c)

                               SIX MONTHS
                                  ENDED                   2/1/2001            YEAR ENDED 1/31          12/30/1997(d)
                               1/31/2003    YEAR ENDED       TO       --------------------------------      TO
SUPPLEMENTAL DATA:            (UNAUDITED)    7/31/2002    7/31/2001*    2001        2000        1999    1/31/1998
--------------------------------------------------------------------------------------------------------------------
  Net assets, end of
     period (000)               $182,083     $213,173    $310,416    $350,224    $349,238    $75,452         $3

  Portfolio turnover rate          25.89%       47.37%      22.14%      37.86%      50.13%     30.89%     33.60%
--------------------------------------------------------------------------------------------------------------------

(a)  Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c)  Not annualized.

(d)  Commencement of offering of class shares.

(e)  Amount is less than $.01.


 *The Fund changed its fiscal year-end from January 31 to July 31.


                       SEE NOTES TO FINANCIAL STATEMENTS.                     17

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company, incorporated under Maryland law on July 11, 1973.

The Fund's investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

The Fund offers five classes of shares: Classes A, B, C, P, and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of an original purchase of Class B shares. This Fund is open to certain investors only on a limited basis.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchange. Securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash or U.S. Government securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

----------------------------------
First $100 million            .75%

Over $100 million             .50%

12b-1 DISTRIBUTION PLAN

The Fund has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                    CLASS A          CLASS B         CLASS C          CLASS P
--------------------------------------------------------------------------------
Service                 .25%             .25%            .25%             .20%

Distribution            .10%(1)(2)       .75%            .75%             .25%

(1) In addition, the Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period. The Fund collected $37,236 of CDSC during the year.

(2) In addition, until January 1, 2003, the Fund paid an incremental marketing expense of approximately .03% of average daily net assets of Class A.

Effective January 1, 2003, the incremental marketing expense of approximately ..03% of average daily net assets attributable to Class A shares was terminated under the Plan. In addition, on January 1, 2003, Lord Abbett began providing certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets. This will result in Lord Abbett paying fund administration expenses that were previously charged to the Fund.

Class Y does not have a Plan.

The Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds") has entered into a Servicing Arrangement with Alpha Fund of Lord Abbett Securities Trust ("Alpha Fund") pursuant to which the Underlying Funds will pay a portion of the expenses of Alpha Fund in proportion to the average daily value of the Underlying Funds' shares owned by Alpha Fund.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Fund after concessions were paid to authorized dealers for the six months ended January 31, 2003:

DISTRIBUTOR             DEALERS'
COMMISSIONS             CONCESSIONS
-----------------------------------
$24,193                 $137,913

One Director and certain of the Fund's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

As of January 31, 2003, the Fund's aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                             $1,222,864,838
----------------------------------------------------
Gross unrealized gain                   152,738,381
Gross unrealized loss                  (355,719,598)
----------------------------------------------------
   Net unrealized security gain      $ (202,981,217)
====================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

5.   PORTFOLIO SECURITIES TRANSACTIONS

The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker-dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of securities loaned. As of January 31, 2003, the value of securities loaned is $148,654,919. These loans were collateralized by cash of $155,580,049, which is invested in a restricted money market account and securities of $827,400, for a total of $156,407,449. Expenses relating to securities lending of $596,480 are included in other expenses on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

Purchases and sales of investment securities (other than short-term investments) for the six months ended January 31, 2003 are as follows:

PURCHASES                      SALES
------------------------------------
$281,674,057            $437,738,904

6.   DIRECTORS' REMUNERATION

The Fund's officers and the one Director who is associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts had been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.   LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of 0.09%. At January 31, 2003, there were no loans outstanding pursuant to this Facility, nor was the Facility utilized at any time during the period.

9.   CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodian functions, and accounting and record keeping functions relating to portfolio transactions and calculating the Fund's net asset value.

10.  TRANSACTIONS WITH AFFILIATED COMPANIES

An affiliated company is one in which the Fund has ownership of at least 5% of the voting securities of the underlying issuer. Transactions during the period with affiliated companies are as follows:

                                                                                                REALIZED LOSS
                                   BALANCE OF                          BALANCE OF                  SIX MONTHS
                                  SHARES HELD      GROSS      GROSS   SHARES HELD     VALUE AT          ENDED
AFFILIATES                       AT 7/31/2002  PURCHASES      SALES  AT 1/31/2003    1/31/2003      1/31/2003
-------------------------------------------------------------------------------------------------------------
Aegis Comm Group, Inc.              3,014,900          -          -     3,014,900  $   180,894      $       -

Comtech Telecomm Corp.                450,000          -    (23,100)      426,900    4,802,625       (171,782)

eCollege.com, Inc.                  1,200,200                           1,200,200    4,884,814              -

eMerge Interactive, Inc.            2,671,400                           2,671,400      961,704              -

EXCO Resources, Inc.                  623,700                     -       623,700   10,727,640              -

EXCO Resources, Inc. Conv.
  PFD 5.000% 5/23/2002                623,700                             623,700   10,992,713              -

Healthcare Services Group, Inc.       749,950          -          -       749,950    9,801,846              -

Novoste Corp.                         875,000          -          -       875,000    6,833,750              -

Tropical Sportswear
  Int'l Corp.                         726,500     36,100          -       762,600    3,546,090              -
-------------------------------------------------------------------------------------------------------------
Total                                                                              $52,732,076      $(171,782)
-------------------------------------------------------------------------------------------------------------

11.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of your investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund's assessment of a company's potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. These factors can affect Fund performance.

12.  SUMMARY OF CAPITAL TRANSACTIONS

The Fund has authorized 1 billion shares of $0.001 par value capital stock designated as follows: 875 million Class A shares, 40 million Class B shares, 25 million Class C shares, 30 million Class P shares and 30 million Class Y shares.

                                        SIX MONTHS ENDED                        YEAR ENDED
                            JANUARY 31, 2003 (UNAUDITED)                     JULY 31, 2002
-------------------------------------------------------------------------------------------
CLASS A SHARES                  SHARES            AMOUNT          SHARES            AMOUNT
Shares sold                  4,821,190     $  52,192,090      13,100,197     $ 184,443,453
Shares reacquired          (14,858,992)     (160,803,359)    (20,975,868)     (290,070,860)
-------------------------------------------------------------------------------------------
Decrease                   (10,037,802)    $(108,611,269)     (7,875,671)    $(105,627,407)
-------------------------------------------------------------------------------------------

CLASS B SHARES
-------------------------------------------------------------------------------------------
Shares sold                    381,138     $   3,913,007         809,774     $  10,903,353
Shares reacquired           (1,612,651)      (16,430,894)     (3,649,420)      (48,000,559)
-------------------------------------------------------------------------------------------
Decrease                    (1,231,513)    $ (12,517,887)     (2,839,646)    $ (37,097,206)
-------------------------------------------------------------------------------------------

CLASS C SHARES
-------------------------------------------------------------------------------------------
Shares sold                    188,376     $   1,955,374         497,935     $   6,751,448
Shares reacquired           (1,306,010)      (13,517,298)     (3,412,921)      (45,598,937)
-------------------------------------------------------------------------------------------
Decrease                    (1,117,634)    $ (11,561,924)     (2,914,986)    $ (38,847,489)
-------------------------------------------------------------------------------------------

CLASS P SHARES
-------------------------------------------------------------------------------------------
Shares sold                  1,151,281     $  12,281,764       2,762,537     $  38,646,863
Shares reacquired           (1,713,531)      (18,350,211)     (3,566,726)      (49,609,666)
-------------------------------------------------------------------------------------------
Decrease                      (562,250)    $  (6,068,447)       (804,189)    $ (10,962,803)
-------------------------------------------------------------------------------------------

CLASS Y SHARES
-------------------------------------------------------------------------------------------
Shares sold                  2,989,892     $  32,903,648      10,265,105     $ 146,505,585
Shares reacquired           (4,567,825)      (49,799,359)    (12,175,590)     (171,657,735)
-------------------------------------------------------------------------------------------
Decrease                    (1,577,933)    $ (16,895,711)     (1,910,485)    $ (25,152,150)
-------------------------------------------------------------------------------------------

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces the Fund's expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219100, Kansas City, MO 64121.

[LORD ABBETT LOGO]

                                                                     PRSRT STD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                    PERMIT 552
                                                                  HACKENSACK, NJ




       This report when not used for the general information of shareholders of the Fund is to be distributed only if preceded or accompanied by a current Fund prospectus.

                                        Lord Abbett Developing Growth Fund, Inc.

            Lord Abbett Mutual Fund shares
                 are distributed by:
              LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street - Jersey City, New Jersey 07302-3973

                                                                          LADG-3
                                                                          (3/03)